Share-Based Compensation (7Road 2012 Share Incentive Plan, Narrative) (Details) - 7Road [Member]				12 Months Ended
	Jul. 02, 2013 Employees	Jun. 28, 2013 Employees shares	Jul. 18, 2012 $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
7Road 2012 Share Incentive Plan [Member] | Restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees holding the restricted share units | Employees		42
Accumulated shares/restricted share units granted | shares		2,223,750
Scheme I [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $				$ 100,000	$ 800,000	$ 3,300,000
Scheme I [Member] | Restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash payment price for each restricted share | $ / shares			$ 2.90
Scheme I [Member] | Restricted share units [Member] | First Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award vesting			40.00%
Scheme I [Member] | Restricted share units [Member] | Second Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award vesting			30.00%
Scheme I [Member] | Restricted share units [Member] | Third Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award vesting			30.00%
Scheme II [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period commencing on grant date	7 years
Employees newly involved under the plan | Employees	48
Share-based compensation expense | $				$ 0	$ 300,000	$ 400,000